Prepaid Expenses (Details) $ in Millions	12 Months Ended
Jun. 30, 2021 USD ($)
Prepaid Expenses (Details) [Line Items]
Expired term, description	expired from 2022 to 2024.
Third party service providers one [Member]
Prepaid Expenses (Details) [Line Items]
Prepaid consulting fee	$ 0.7
Third party service providers two [Member]
Prepaid Expenses (Details) [Line Items]
Prepaid consulting fee	0.4
Third party service providers three [Member]
Prepaid Expenses (Details) [Line Items]
Prepaid consulting fee	0.2
Third party service providers four [Member]
Prepaid Expenses (Details) [Line Items]
Prepaid consulting fee	$ 0.2
Minimum [Member]
Prepaid Expenses (Details) [Line Items]
Consulting service period	1 year
Maximum [Member]
Prepaid Expenses (Details) [Line Items]
Consulting service period	5 years